HOTEL OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2025
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Six Months Ended
	June 30,
	2024	2025
Rents	2,177	2,074
Utilities	341	319
Personnel costs	2,562	2,806
Depreciation and amortization	634	597
Consumable, food and beverage	620	570
Others	962	990
Total	7,296	7,356